CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating and formation costs	$ 2,737,871	$ 3,024,231
LOSS FROM OPERATIONS	(2,737,871)	(3,024,231)
OTHER INCOME/(EXPENSE)
Change in fair value of warrant liability derivative	(123,062)	6,953,336
Change in fair value of PIPE derivative liability		4,566,000
Interest earned on marketable securities held in Trust Account	3,090,086	3,087,315
Change in fair value of non-redemption agreement liability	439,787
Net gain on settlement	829,853
Interest income - bank	22,195
TOTAL OTHER INCOME/(EXPENSE)	4,258,859	14,606,651
NET INCOME/(LOSS) BEFORE INCOME TAXES	1,520,988	11,582,420
Income tax (expense) benefit	(726,038)	(536,853)
NET INCOME/(LOSS)	$ 794,950	$ 11,045,567
Redeemable Common Stock
OTHER INCOME/(EXPENSE)
Basic weighted average shares outstanding (in Shares)	6,898,644	20,125,000
Diluted weighted average shares outstanding (in Shares)	6,898,644	20,125,000
Basic net income (loss) per share (in Dollars per share)	$ 0.07	$ 0.44
Diluted net income (loss) per share (in Dollars per share)	$ 0.07	$ 0.44
Non-redeemable Common Stock
OTHER INCOME/(EXPENSE)
Basic weighted average shares outstanding (in Shares)	5,031,250	5,031,250
Diluted weighted average shares outstanding (in Shares)	5,031,250	5,031,250
Basic net income (loss) per share (in Dollars per share)	$ 0.07	$ 0.44
Diluted net income (loss) per share (in Dollars per share)	$ 0.07	$ 0.44